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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2009

Date of Reporting Period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Shares
(000)		Value*
COMMON STOCK-71.8%
	Aerospace/Defense-1.9%
542	Boeing Co. (a)	$28,340,794

	Chemicals-2.7%
1,500	Dow Chemical Co. (a)	40,005,000

	Commercial Banks-2.2%
800	Bank of America Corp. (a)	19,336,000
400	Wells Fargo & Co.	13,620,000
		32,956,000
	Commercial Services & Supplies-2.1%
400	R.R. Donnelley & Sons Co. (a)	6,628,000
800	Waste Management, Inc.	24,984,000
		31,612,000
	Computers & Peripherals-0.6%
1,329	Seagate Technology, Inc.	8,997,330

	Diversified Financial Services-1.4%
500	JP Morgan Chase & Co. (a)	20,625,000

	Diversified Telecommunication Services-6.0%
600	AT&T Inc. (a)	16,062,000
700	Verizon Communications, Inc. (a)	20,769,000
6,300	Windstream Corp. (a)	47,313,000
		84,144,000

	Energy Equipment & Services-3.0%
300	Diamond Offshore Drilling, Inc.	26,640,000
925	Halliburton Co.	18,305,750
		44,945,750

	Food Products-1.3%
700	Kraft Foods, Inc.—Class A	20,398,000

	Household Durables-2.5%
400	Black & Decker Corp. (a)	20,248,000
400	Whirlpool Corp.	18,660,000
		38,908,000
	Household Products-1.4%
350	Kimberly-Clark Corp.	21,451,500

	Industrial Conglomerates-3.2%
1,086	General Electric Co.	21,182,007
427	3M Co.	27,481,820
		48,663,827
	Insurance-4.6%
700	Allstate Corp. (a)	18,473,000
500	Hartford Financial Services Group, Inc.	5,160,000
1,303	Lincoln National Corp. (a)	22,456,824
550	Travelers Cos., Inc.	23,402,500
		69,492,324
	Leisure Equipment & Products-1.4%
1,400	Mattel, Inc. (a)	21,028,000

	Machinery-1.0%
400	Caterpillar, Inc. (a)	15,268,000

	Media-1.2%
1,906	CBS Corp.—Class B	18,503,376

	Metals & Mining-0.9%
1,200	Alcoa, Inc.	13,812,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Shares
(000)			Value*
	Multi-Utilities-1.5%
683	Ameren Corp. (a)		$22,150,370

	Office Electronics-1.1%
2,127	Xerox Corp.		17,054,530

	Oil, Gas & Consumable Fuels-11.9%
300	Chevron Corp. (a)		22,380,000
417	ConocoPhillips		21,687,138
535	EnCana Corp.		27,241,941
900	Marathon Oil Corp. (a)		26,190,000
429	Occidental Petroleum Corp.		23,848,876
550	Royal Dutch Shell PLC, ADR		30,695,500
500	Total SA, ADR		27,720,000
			179,763,455
	Pharmaceuticals-8.0%
1,180	GlaxoSmithKline PLC, ADR		45,669,870
3,000	Pfizer, Inc. (a)		53,130,000
700	Wyeth (a)		22,526,000
			121,325,870
	Real Estate (REITS)-3.5%
2,200	Annaly Capital Management, Inc.		30,580,000
2,200	Host Hotels & Resorts, Inc.		22,748,000
			53,328,000
	Semi-conductors-1.6%
1,510	Intel Corp. (a)		24,160,000

	Software-1.0%
672	Microsoft Corp.		15,016,925

	Specialty Retail-1.7%
1,104	Home Depot, Inc. (a)		26,048,078

	Textiles, Apparel & Luxury Goods-0.9%
250	VF Corp.		13,775,000

	Tobacco-3.2%
1,000	Altria Group, Inc. (a)		19,190,000
600	Reynolds American, Inc. (a)		29,376,000
			48,566,000

	Total Common Stock (cost-$1,628,442,186)		1,080,339,129

CONVERTIBLE PREFERRED STOCK-13.9%
		Credit Rating
		(Moody's/S&P)
	Agriculture-0.4%
	Bunge Ltd.,
96	4.875%, 12/31/49	Ba1/BB	4,998,156
4	5.125%, 12/01/10	NR/BB	1,560,000
			6,558,156
	Banking-2.6%
	Bank of America Corp.,
13	7.25%, 12/31/49, Ser. L	A1/A	9,429,700
180	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (f)	Aa2/AA	10,715,220
	Wachovia Corp.
4	7.50%, 12/31/49	A3/A-	2,327,500
386	13.15%, 3/30/09, Ser. GE (General Electric Co.) (f)	A1/AA-	7,239,993
258	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (f)	A1/AA-	9,742,550
			39,454,963

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Commercial Services-0.2%
161	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	$2,739,720

	Diversified Financial Services-4.0%
198	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	A2/A	6,363,085
	Credit Suisse Group,
505	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (f)	Aa1/AA-	11,696,537
179	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (f)	Aa1/AA-	8,959,706
	Eksportfinans A/S,
297	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard, Co. ) (f)	Aaa/AA+	11,569,562
866	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aaa/A+	9,855,300
461	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3/NR	9,103,762
15	Legg Mason, Inc., 7.00%, 6/30/11	A3/BBB-	343,500
	Lehman Brothers Holdings, Inc., (g)(h),
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	B3/NR	2,028,488
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc. ) (f)	B3/NR	1,331,778
			61,251,718
	Electric-1.9%
244	AES Trust III, 6.75%, 10/15/29	B3/B-	8,738,780
230	Entergy Corp., 7.625%, 2/17/09	NR/BBB	10,819,200
41	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	8,491,281
			28,049,261
	Hand/Machine Tools-0.7%
16	Stanley Works, 5.125%, 5/17/12 (d)	A2/A	9,902,538

	Insurance-0.9%
952	Metlife, Inc., 6.375%, 2/15/09	NR/BBB+	8,256,007
213	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,702,821
50	XL Capital, Ltd., 7.00%, 2/15/09	Baaa1/A-	192,500
			14,151,328
	Investment Companies-0.4%
	Vale Capital Ltd.,
21	5.50%, 6/15/10, Ser. RIO-P (Companhia Vale ADS) (f)	NR/NR	587,031
175	5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (f)	NR/NR	4,838,750
			5,425,781
	Metals & Mining-0.2%
48	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	2,354,855

	Oil & Gas-0.4%
85	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	6,434,963

	Pharmaceuticals-0.6%
65	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	8,831,825

	Real Estate (REIT)-0.3%
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/CCC+	4,367,400

	Sovereign-0.7%
162	Svensk Exportkredit AB, 12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (f)	Aa1/AA+	11,330,648

	Telecommunications-0.6%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	8,943,632

	Total Convertible Preferred Stock (cost-$336,711,309)		209,796,788

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES 7.9%
	Auto Manufacturers-0.2%
$11,760	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC	$3,322,200

	Commercial Services-0.7%
	Quanta Services, Inc.,
9,930	3.75%, 4/30/26 (b)(c)	NR/B	9,669,337
	Computers-0.7%
11,485	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	10,968,175

	Electrical Components & Equipment-0.3%
750	General Cable Corp., 0.875%, 11/15/13	B1/B+	378,750
14,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	4,357,500
			4,736,250
	Entertainment-0.6%
11,270	Regal Entertainment Group, 6.25%, 3/15/11 (b)(c)	NR/NR	9,016,000

	Healthcare-Products-0.0%
1,000	China Medical Technologies, Inc., 4.00%, 8/15/13	NR/NR	528,750

	Hotel/Gaming-0.1%
1,402	Mandalay Resort Group, 3.954%, 3/21/33 (d)(h)	Ba3/BB-	1,752,280

	Insurance-0.7%
11,500	Prudential Financial, Inc., 1.189%, 12/15/37 (d)	A3/A+	10,479,950

	Oil & Gas-0.4%
6,935	Transocean, Inc., 1.50%, 12/15/37	Baa2/BBB+	5,313,944

	Real Estate (REIT)-1.0%
5,045	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BBB-	2,610,787
9,500	Digital Realty Trust L.P., 4.125%, 8/15/26 (b)(c)	NR/NR	10,391,100
2,000	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	1,515,000
			14,516,887
	Retail-0.8%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	11,712,000

	Software-0.2%
5,000	Lawson Software, Inc., 2.50%, 4/15/12 (b)(c)	NR/NR	3,250,000

	Telecommunications-2.2%
15,800	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	9,638,000
12,645	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	10,748,250
12,385	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	6,873,675
13,995	Nortel Networks Corp., 2.125%, 4/15/14	B3/B-	5,667,975
			32,927,900

	Total Convertible Bonds & Notes (cost-$162,179,761)		118,193,673

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Principal
Amount
(000)		Value*

SHORT-TERM INVESTMENT-7.0%
	Time Deposit-7.0%
$104,460	BNP Paribas—Grand Cayman, 0.17%, 11/3/08
	(cost-$104,459,615)	$104,459,615

	Total Investments, before call options written (cost-$2,231,792,871)-100.6%	1,512,789,205

CALL OPTIONS WRITTEN (e)-(0.7)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Flex Index,
600	strike price $610, expires 12/12/08	(488,400)
500	strike price $750, expires 12/5/08	(500)
	American Stock Exchange Morgan Stanley Cyclical Index,
600	strike price $580, expires 12/20/08	(1,104,000)
600	strike price $610, expires 12/20/08	(564,000)
600	strike price $620, expires 12/20/08	(480,000)
400	strike price $900, expires 11/22/08	(32,000)
	American Stock Exchange Oil Flex Index,
400	strike price $1100, expires 12/12/08	(1,232,000)
	American Stock Exchange Oil Index,
400	strike price $1100, expires 12/20/09	(1,628,000)
400	strike price $1210, expires 12/20/08	(604,000)
250	strike price $1430, expires 11/22/08	(25,000)
	American Stock Exchange Pharmaceutical Index,
400	strike price $300, expires 11/22/08	(55,000)
600	strike price $310, expires 11/22/08	(54,000)
	Pharmaceutical HOLDRS,
5,000	strike price $102.30, expires 11/7/08	(3,436)
	Philadelphia Stock Exchange KBW Bank Flex Index,
5,000	strike price $80, expires 12/5/08	(50,000)
4,000	strike price $100, expires 11/14/08	-
	Standard & Poors 500 Flex Index,
400	strike price $1080, expires 12/12/08	(514,400)
250	strike price $1260, expires 11/14/08	-
250	strike price $1300, expires 11/14/08	-
	Standard & Poors 500 Index,
400	strike price $1030, expires 12/20/08	(1,574,000)
400	strike price $1035, expires 12/20/08	(1,488,000)
400	strike price $1105, expires 12/20/08	(620,000)
300	strike price $1180, expires 11/22/08	(25,500)
300	strike price $1245, expires 11/22/08	(14,250)
300	strike price $1255, expires 11/22/08	(9,750)
300	strike price $1260, expires 11/22/08	(9,750)
300	strike price $1270, expires 11/22/08	(33,000)
300	strike price $1275, expires 11/22/08	(3,000)
250	strike price $1280, expires 11/22/08	(33,750)
300	strike price $1285, expires 11/22/08	(64,500)
300	strike price $1300, expires 11/22/08	(2,250)

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Contracts		Value*
	Telecommunication Basket Index,
5,000	strike price $107, expires 11/7/08	$(42,800)
	Total Call Options Written (premium received-$17,105,600)	(10,755,286)

	Total Investments, net of call options written (cost-$2,214,687,271) -99.9%	1,502,033,919

	Other assets less other liabilities – 0.1%	2,043,515
	Net Assets-100.0%	$1,504,077,434

Notes to Schedule of Investments:
*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.

(b)

144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $32,326,437, representing 2.15% of net assets are restricted.

(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on October 31, 2008.

(e)	Non-income producing.

(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(g)	Issuer in default.

(h)	Fair-valued security—Securities with an aggregate value of $5,112,546, representing 0.34% of net assets.

Glossary:
ADR-American Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2008 (unaudited)

Other Investments:
Transactions in call options written for the nine months ended October 31, 2008
	Contracts	Premiums
Options outstanding, January 31, 2008	37,100	$19,411,700
Options written	171,275	91,062,996
Options terminated in closing purchase transactions	(33,420)	(13,193,092)
Options expired	(145,455)	(80,176,004)
Options outstanding, October 31, 2008	29,500	$17,105,600

Fair Value Measurements—Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  • Level 1— quoted prices in active markets for identical investments
  • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  • Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund's investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$1,281,863,555
Level 2 — Other Significant Observable Inputs	215,057,818
Level 3 — Significant Unobservable Inputs	5,112,546
Total	$1,502,033,919

A roll forward of fair value measurement using significant unobservable inputs (Level 3) as of October 31, 2008, were as follows:

Investments in
Securities
Beginning balance, 1/31/08	$2,398,425
Net purchases (sales) and settlements	(419,911)
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	(226,234)
Transfers in and/or out of Level 3	3,360,266
Ending balance, 10/31/08	$5,112,546

Item 2. Controls and Procedures

a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), as are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 22, 2008